LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS	12 Months Ended
Dec. 31, 2017
Disclosure of amounts arising from insurance contracts [text block] [Abstract]
Disclosure of amounts arising from insurance contracts [text block]

NOTE 31: LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS

Insurance contract and participating investment contract liabilities are comprised as follows:

	2017			2016
	Gross	Reinsurance[1]	Net	Gross	Reinsurance[1]	Net
	£m	£m	£m	£m	£m	£m
Life insurance (see (1) below):
Insurance contracts	89,157	(563)	88,594	79,793	(671)	79,122
Participating investment contracts	13,673	–	13,673	13,984	–	13,984
	102,830	(563)	102,267	93,777	(671)	93,106
Non-life insurance contracts (see (2) below):
Unearned premiums	358	(13)	345	404	(14)	390
Claims outstanding	225	–	225	209	–	209
	583	(13)	570	613	(14)	599
Total	103,413	(576)	102,837	94,390	(685)	93,705

1	Reinsurance balances are reported within other assets (note 27).

(1) Life insurance

The movement in life insurance contract and participating investment contract liabilities over the year can be analysed as follows:

		Participating
	Insurance	investment
	contracts	contracts	Gross	Reinsurance	Net
	£m	£m	£m	£m	£m
At 1 January 2016	66,122	13,460	79,582	(629)	78,953
New business	4,422	28	4,450	(5)	4,445
Changes in existing business	9,214	496	9,710	(37)	9,673
Change in liabilities charged to the income statement (note 10)	13,636	524	14,160	(42)	14,118
Exchange and other adjustments	35	–	35	–	35
At 31 December 2016	79,793	13,984	93,777	(671)	93,106
New business	4,154	43	4,197	(21)	4,176
Changes in existing business	5,224	(354)	4,870	129	4,999
Change in liabilities charged to the income statement (note 10)	9,378	(311)	9,067	108	9,175
Exchange and other adjustments	(14)	–	(14)	–	(14)
At 31 December 2017	89,157	13,673	102,830	(563)	102,267

Liabilities for insurance contracts and participating investment contracts can be split into with-profit fund liabilities, accounted for using the PRA’s realistic capital regime (realistic liabilities) and non-profit fund liabilities, accounted for using a prospective actuarial discounted cash flow methodology, as follows:

	2017			2016
	With-profit	Non-profit		With-profit	Non-profit
	fund	fund	Total	fund	fund	Total
	£m	£m	£m	£m	£m	£m
Insurance contracts	8,946	80,211	89,157	9,147	70,646	79,793
Participating investment contracts	8,481	5,192	13,673	8,860	5,124	13,984
Total	17,427	85,403	102,830	18,007	75,770	93,777

WITH-PROFIT FUND REALISTIC LIABILITIES

(I) BUSINESS DESCRIPTION

Scottish Widows Limited has the only with-profit funds within the Group. The primary purpose of the conventional and unitised business written in the with-profit funds is to provide a smoothed investment vehicle to policyholders, protecting them against short-term market fluctuations. Payouts may be subject to a guaranteed minimum payout if certain policy conditions are met. With-profit policyholders are entitled to at least 90 per cent of the distributed profits, with the shareholders receiving the balance. The policyholders are also usually insured against death and the policy may carry a guaranteed annuity option at retirement.

(II) METHOD OF CALCULATION OF LIABILITIES

With-profit liabilities are stated at their realistic value, the main components of which are:

–	With-profit benefit reserve, the total asset shares for with-profit policies;

–	Cost of options and guarantees (including guaranteed annuity options);

–	Deductions levied against asset shares;

–	Planned enhancements to with-profits benefits reserve; and

–	Impact of the smoothing policy.

(III) ASSUMPTIONS

Key assumptions used in the calculation of with-profit liabilities, and the processes for determining these, are:

INVESTMENT RETURNS AND DISCOUNT RATES

With-profit fund liabilities are valued on a market-consistent basis, achieved by the use of a valuation model which values liabilities on a basis calibrated to tradable market option contracts and other observable market data. The with-profit fund financial options and guarantees are valued using a stochastic simulation model where all assets are assumed to earn, on average, the risk-free yield and all cash flows are discounted using the risk-free yield. The risk-free yield is defined as the spot yield derived from the relevant swap curve, adjusted for credit risk. Further information on significant options and guarantees is given below.

GUARANTEED ANNUITY OPTION TAKE-UP RATES

Certain pension contracts contain guaranteed annuity options that allow the policyholder to take an annuity benefit on retirement at annuity rates that were guaranteed at the outset of the contract. For contracts that contain such options, key assumptions in determining the cost of options are economic conditions in which the option has value, mortality rates and take up rates of other options. The financial impact is dependent on the value of corresponding investments, interest rates and longevity at the time of the claim.

INVESTMENT VOLATILITY

The calibration of the stochastic simulation model uses implied volatilities of derivatives where possible, or historical volatility where it is not possible to observe meaningful prices.

MORTALITY

The mortality assumptions, including allowances for improvements in longevity for annuitants, are set with regard to the Group’s actual experience where this is significant, and relevant industry data otherwise.

LAPSE RATES (PERSISTENCY)

Lapse rates refer to the rate of policy termination or the rate at which policyholders stop paying regular premiums due under the contract.

Historical persistency experience is analysed using statistical techniques. As experience can vary considerably between different product types and for contracts that have been in force for different periods, the data is broken down into broadly homogenous groups for the purposes of this analysis.

The most recent experience is considered along with the results of previous analyses and management’s views on future experience, taking into consideration potential changes in future experience that may result from guarantees and options becoming more valuable under adverse market conditions, in order to determine a ‘best estimate’ view of what persistency will be. In determining this best estimate view a number of factors are considered, including the credibility of the results (which will be affected by the volume of data available), any exceptional events that have occurred during the period under consideration, any known or expected trends in underlying data and relevant published market data.

(IV) OPTIONS AND GUARANTEES WITHIN THE WITH-PROFIT FUNDS

The most significant options and guarantees provided from within the With-Profit Funds are in respect of guaranteed minimum cash benefits on death, maturity, retirement or certain policy anniversaries, and guaranteed annuity options on retirement for certain pension policies.

For those policies written in Scottish Widows pre-demutualisation containing potentially valuable options and guarantees, under the terms of the Scheme a separate memorandum account was set up, within the With-Profit Fund originally held in Scottish Widows plc and subsequently transferred into Scottish Widows Limited, called the Additional Account which is available, inter alia, to meet any additional costs of providing guaranteed benefits in respect of those policies. The Additional Account had a value at 31 December 2017 of £2.8 billion (2016: £2.7 billion). The eventual cost of providing benefits on policies written both pre and post demutualisation is dependent upon a large number of variables, including future interest rates and equity values, demographic factors, such as mortality, and the proportion of policyholders who seek to exercise their options. The ultimate cost will therefore not be known for many years.

As noted above, the liabilities of the With-Profit Funds are valued using a market-consistent stochastic simulation model which places a value on the options and guarantees which captures both their intrinsic value and their time value.

The most significant economic assumptions included in the model are risk-free yield and investment volatility.

NON-PROFIT FUND LIABILITIES

(I) BUSINESS DESCRIPTION

The Group principally writes the following types of life insurance contracts within its non-profit funds. Shareholder profits on these types of business arise from management fees and other policy charges.

Unit-linked business – This includes unit-linked pensions and unit-linked bonds, the primary purpose of which is to provide an investment vehicle where the policyholder is also insured against death.

Life insurance – The policyholder is insured against death or permanent disability, usually for predetermined amounts. Such business includes whole of life and term assurance and long-term creditor policies.

Annuities – The policyholder is entitled to payments for the duration of their life and is therefore insured against surviving longer than expected.

(II) METHOD OF CALCULATION OF LIABILITIES

The non-profit fund liabilities are determined on the basis of recognised actuarial methods and involve estimating future policy cash flows over the duration of the in-force book of policies, and discounting the cash flows back to the valuation date allowing for probabilities of occurrence.

(III) ASSUMPTIONS

Generally, assumptions used to value non-profit fund liabilities are prudent in nature and therefore contain a margin for adverse deviation. This margin for adverse deviation is based on management’s judgement and reflects management’s views on the inherent level of uncertainty. The key assumptions used in the measurement of non-profit fund liabilities are:

INTEREST RATES

The rates of interest used are determined by reference to a number of factors including the redemption yields on fixed interest assets at the valuation date.

Margins for risk are allowed for in the assumed interest rates. These are derived from the limits in the guidelines set by local regulatory bodies, including reductions made to the available yields to allow for default risk based upon the credit rating of the securities allocated to the insurance liability.

MORTALITY AND MORBIDITY

The mortality and morbidity assumptions, including allowances for improvements in longevity for annuitants, are set with regard to the Group’s actual experience where this provides a reliable basis, and relevant industry data otherwise, and include a margin for adverse deviation.

LAPSE RATES (PERSISTENCY)

Lapse rates are allowed for on some non-profit fund contracts. The process for setting these rates is as described for with-profit liabilities, however a prudent scenario is assumed by the inclusion of a margin for adverse deviation within the non-profit fund liabilities.

MAINTENANCE EXPENSES

Allowance is made for future policy costs explicitly. Expenses are determined by reference to an internal analysis of current and expected future costs plus a margin for adverse deviation. Explicit allowance is made for future expense inflation.

KEY CHANGES IN ASSUMPTIONS

A detailed review of the Group’s assumptions in 2017 resulted in the following key impacts on profit before tax:

–	Change in persistency assumptions (£237 million decrease).

–	Change in the assumption in respect of current and future mortality and morbidity rates (£289 million increase).

–	Change in expenses assumptions (£142 million decrease).

These amounts include the impacts of movements in liabilities and value of the in-force business in respect of insurance contracts and participating investment contracts.

(IV) OPTIONS AND GUARANTEES OUTSIDE THE WITH-PROFIT FUNDS

A number of typical guarantees are provided outside the With-Profit Funds such as guaranteed payments on death (e.g. term assurance) or guaranteed income for life (e.g. annuities). In addition, certain personal pension policyholders in Scottish Widows, for whom reinstatement to their occupational pension scheme was not an option, have been given a guarantee that their pension and other benefits will correspond in value to the benefits of the relevant occupational pension scheme. The key assumptions affecting the ultimate value of the guarantee are future salary growth, gilt yields at retirement, annuitant mortality at retirement, marital status at retirement and future investment returns. There is currently a provision, calculated on a deterministic basis, of £35 million (2016: £82 million) in respect of those guarantees.

(2) Non-life insurance

For non-life insurance contracts, the methodology and assumptions used in relation to determining the bases of the earned premium and claims provisioning levels are derived for each individual underwritten product. Assumptions are intended to be neutral estimates of the most likely or expected outcome. There has been no significant change in the assumptions and methodologies used for setting reserves.

The movements in non-life insurance contract liabilities and reinsurance assets over the year have been as follows:

	2017	2016
	£m	£m
Provisions for unearned premiums
Gross provision at 1 January	404	461
Increase in the year	724	827
Release in the year	(770)	(884)
Change in provision for unearned premiums charged to income statement	(46)	(57)
Gross provision at 31 December	358	404
Reinsurers’ share	(13)	(14)
Net provision at 31 December	345	390

These provisions represent the liability for short-term insurance contracts for which the Group’s obligations are not expired at the year end.

	2017	2016
	£m	£m
Claims outstanding
Gross claims outstanding at 1 January	209	251
Cash paid for claims settled in the year	(321)	(408)
Increase/(decrease) in liabilities charged to the income statement [1]	337	366
	16	(42)
Gross claims outstanding at 31 December	225	209
Reinsurers’ share	–	–
Net claims outstanding at 31 December	225	209
Notified claims	174	122
Incurred but not reported	51	87
Net claims outstanding at 31 December	225	209

1	Of which an increase of £350 million (2016: £363 million) was in respect of current year claims and a decrease of £13 million (2016: an increase of £3 million) was in respect of prior year claims.